Debt (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Sep. 30, 2023	Jun. 01, 2022	Dec. 31, 2021	Feb. 19, 2021
Short-Term Debt [Line Items]
Accrues interest rate				12.50%		6.50%
Outstanding balance		$ 9,991,000			$ 12,524,000
Revolving Promissory Note [Member]
Short-Term Debt [Line Items]
Accrues interest rate	4.25%	4.25%
Debt instrument maturity date	Sep. 30, 2024	Dec. 31, 2023
Debt default long term debt description of notice of default	In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate.	In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate.
Debt outstanding balance		$ 9,933,000	$ 11,784,000